Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	[1],[2],[3],[4]	Country	Subnat. Juris.	Govt.	Project		Resource	Segment	Ext. Method
#: 1
	$ 109,140		ARGENTINA		Federal	Vista Energy, S.A.B. de C.V. and/or subsidiares – Entity Level	[5]
#: 2
	13,360		ARGENTINA	snj:AR-Q	Neuquén Province	Aguada Federal		Oil/natural gas/LPG	Exploration and production	Well
#: 3
	3,260		ARGENTINA	snj:AR-Q	Neuquén Province	Entre Lomas Neuquén		Oil/natural gas/LPG	Exploration and production	Well
#: 4
	108,950		ARGENTINA	snj:AR-Q	Neuquén Province	Bajada del Palo Oeste		Oil/natural gas/LPG	Exploration and production	Well
#: 5
	4,000		ARGENTINA	snj:AR-Q	Neuquén Province	Bajada del Palo Este		Oil/natural gas/LPG	Exploration and production	Well
#: 6
	550		ARGENTINA	snj:AR-Q	Neuquén Province	Coirón Amargo Norte		Oil/natural gas/LPG	Exploration and production	Well
#: 7
	3,090		ARGENTINA	snj:AR-Q	Neuquén Province	Águila Mora		Oil/natural gas/LPG	Exploration and production	Well
#: 8
	50		ARGENTINA	snj:AR-Q	Neuquén Province	Bandurria Norte		Oil/natural gas/LPG	Exploration and production	Well
#: 9
	450		ARGENTINA	snj:AR-Q	Neuquén Province	Vista Energy, S.A.B. de C.V. and/or subsidiares – Entity Level	[6]
#: 10
	8,330		ARGENTINA	snj:AR-R	Rio Negro Province	Entre Lomas Río Negro		Oil/natural gas/LPG	Exploration and production	Well
#: 11
	90		ARGENTINA	snj:AR-R	Rio Negro Province	Jarilla Quemada		Oil/natural gas/LPG	Exploration and production	Well
#: 12
	1,250		ARGENTINA	snj:AR-R	Rio Negro Province	Charco del Palenque		Oil/natural gas/LPG	Exploration and production	Well
#: 13
	7,170		ARGENTINA	snj:AR-R	Rio Negro Province	Jagüel de los Machos		Oil/natural gas/LPG	Exploration and production	Well
#: 14
	7,390		ARGENTINA	snj:AR-R	Rio Negro Province	25 de Mayo-Medanito		Oil/natural gas/LPG	Exploration and production	Well
#: 15
	220		ARGENTINA	snj:AR-R	Rio Negro Province	Vista Energy, S.A.B. de C.V. and/or subsidiares – Entity Level	[6]
#: 16
	200		ARGENTINA	snj:AR-A	Salta Province	Acambuco		Oil/natural gas/LPG	Exploration and production	Well
#: 17
	5,670		MEXICO		Federal	CS-01
#: 18
	$ 670		MEXICO		City of Mexico	Vista Energy, S.A.B. de C.V. and/or subsidiares – Entity Level	[7]

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any tables between the totals and the sums of the amounts are due to rounding.
[3]	Reported taxes do not include taxes levied on consumption, such as value added taxes, personal income taxes, or sales taxes (including, for the avoidance of doubt, the Argentine Provincial tax ingresos brutos).
[4]	Vista pays royalties to the provincial governments of Argentina related to the Transferred Conventional Assets. As per the Conventional Assets Transaction Agreement, Aconcagua then repays these amounts to Vista.
[5]	During the fiscal year 2023, we paid to the Argentine Federal Government the following taxes at an entity level rather than on a per-project basis: (i) Federal income taxes of $53.98 million, as we file a consolidated income tax return in Argentina, which includes all Argentine entities relating to our projects in Argentina; (ii) Export duties of $39.45 million, and (iii) Dividends withholding tax of $4.88 million. Additionally, during the fiscal year 2023, we made social responsibility payments to the Argentine Federal Government related to salaries from employees that are not assigned to a particular project.
[6]	During the fiscal year 2023, we paid an extraordinary fee to the Provinces of Neuquén and Río Negro related to the Gas IV Plan, which was not assigned to a particular project.
[7]	During the fiscal year 2023, Vista made social responsibility payments to the Mexican Government related to salaries from employees that are not assigned to a particular project.